REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - Revision to financial statements (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2022	Jan. 01, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of services	$ 16,550	$ 17,137	$ 17,676
Total costs and expenses	20,560	21,112	20,852
Income (loss) before income taxes	(1,903)	(1,760)	(573)
Provision for income taxes	402	247	366
Net income (loss)	(2,304)	(2,007)	(939)
Foreign currency translation adjustments	194	129	11
Other comprehensive income (loss), before tax	324	123	(46)
Other comprehensive income (loss), net of tax	292	125	(28)
Total comprehensive income (loss)	$ (2,013)	$ (1,883)	$ (967)
Basic earnings (loss) per share (in dollars per share)	$ (10.28)	$ (8.96)	$ (4.19)
Diluted earnings (loss) per share (in dollars per share)	$ (10.28)	$ (8.96)	$ (4.19)
Accrued contract costs	$ 498	$ 440
Total current liabilities	4,457	3,838
Other noncurrent liabilities	522	300
Total liabilities	10,446	6,220
Net parent investment		6,023	$ 7,159		$ 7,499
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)	4,284
Accumulated other comprehensive income/(loss)	(1,143)	(1,096)	(1,221)
Total stockholders' equity before non-controlling interests	2,765	4,927	5,938
Total equity	$ 2,767	$ 4,985	5,994		6,358	$ 6,358
Common Stock, Par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares authorized (in shares)	1,000.0	1,000.0
Common Stock, Shares issued (in shares)	224.2	224.2
Cash flows from operating activities:
Net income (loss)	$ (2,304)	$ (2,007)	(939)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with former Parent in prior-year period)	994	299	399
Other assets and other liabilities	822	(365)	(244)
Unrecognized tax benefits	44	18	15			$ 14
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of services	16,570	17,143	17,682
Total costs and expenses	20,580	21,118	20,858
Income (loss) before income taxes	(1,922)	(1,766)	(579)
Provision for income taxes	397	246	364
Net income (loss)	(2,319)	(2,011)	(943)
Foreign currency translation adjustments	198	125	12
Other comprehensive income (loss), before tax	329	119	(45)
Other comprehensive income (loss), net of tax	296	121	(27)
Total comprehensive income (loss)	$ (2,023)	$ (1,891)	$ (970)
Basic earnings (loss) per share (in dollars per share)	$ (10.35)	$ (8.97)	$ (4.21)
Diluted earnings (loss) per share (in dollars per share)	$ (10.35)	$ (8.97)	$ (4.21)
Accrued contract costs	$ 585	$ 512
Total current liabilities	4,544	3,910
Other noncurrent liabilities	501	282
Total liabilities	10,511	6,274
Net parent investment		5,972	$ 7,112		7,457
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)	4,218
Accumulated other comprehensive income/(loss)	(1,143)	(1,100)	(1,220)
Total stockholders' equity before non-controlling interests	2,700	4,873	5,892
Total equity	2,702	4,931	5,948		6,315
Cash flows from operating activities:
Net income (loss)	(2,319)	(2,011)	(943)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with former Parent in prior-year period)	989	297	397
Other assets and other liabilities	842	(360)	(238)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of services	(20)	(5)	(6)
Total costs and expenses	(20)	(5)	(6)
Income (loss) before income taxes	20	5	6
Provision for income taxes	5	1	1
Net income (loss)	15	4	4
Foreign currency translation adjustments	(5)	4	(1)
Other comprehensive income (loss), before tax	(5)	4	(1)
Other comprehensive income (loss), net of tax	(4)	4	(1)
Total comprehensive income (loss)	$ 11	$ 7	$ 3
Basic earnings (loss) per share (in dollars per share)	$ 0.07	$ 0.02	$ 0.02
Diluted earnings (loss) per share (in dollars per share)	$ 0.07	$ 0.02	$ 0.02
Accrued contract costs	$ (87)	$ (72)
Total current liabilities	(87)	(72)
Other noncurrent liabilities	22	18
Total liabilities	(65)	(54)
Net parent investment		51	$ 47		43
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)	66
Accumulated other comprehensive income/(loss)	(1)	4	(1)
Total stockholders' equity before non-controlling interests	65	54	46
Total equity	65	54	46		43
Cash flows from operating activities:
Net income (loss)	15	4	4
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Taxes (including items settled with former Parent in prior-year period)	5	1	2
Other assets and other liabilities	$ (20)	$ (5)	$ (6)
Over-accrual of Accrued contract costs
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Par value (in dollars per share)	$ 0.01
Common Stock, Shares authorized (in shares)	1,000.0
Common Stock, Shares issued (in shares)	224.2
Over-accrual of Accrued contract costs | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued contract costs	$ 30			$ 87	57
Total equity					$ 43
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Unrecognized tax benefits	$ 8